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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F-HR

                             FORM 13F-HR COVER PAGE

Report for the Calendar Year or Quarter Ended:       March 31, 2004
---------------------------------------------

Check here if Amendment [ ]; Amendment Number:
                                              ---------------------
  This Amendment (Check only one.):
                                                     [  ] is a restatement.
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                               SDS Capital Group SPC LTD

Address: RK Consulting (Cayman) LTD PO BOX 174865 Cayman Corporate Center 27 Hospital Rd Grand Cayman E9 00000

Form 13F File Number:      Unassigned.
                                      ----------------------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
---------------------------------------------------------

Name:             Steve Derby

Title:            Managing Partner

Phone:            203-967-5850

Signature, Place, and Date of Signing:

/s/Steve Derby                      Old Greenwich, CT              May 14, 2004
-----------------------------      ------------------              ------------
     Steve Derby                   City, State                     Date

Report Type (Check only one.):

[ X ]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                            FORM 13F-HR SUMMARY PAGE


Report Summary:

Certain information for which we are requesting confidential treatment has been omitted and filed separately with the Securities and Exchange Commission. Pages where confidential treatment has been requested are stamped "Confidential portions omitted and filed separately with the Securities and Exchange Commission." The appropriate section has been marked at the appropriate place with an "*".


Number of Other Included Managers:  0

Form 13F-HR Information Table Entry Total:   57 Items

Form 13F-HR Information Table Value Total:  $ 85,641.64 (thousands)

List of Other Included Managers:     Not Applicable

Provide a numbered list of the name(s) to which investment managers with respect this report is filed, other than the manager filing this report.

NONE

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

                                Title of Class              Market Value  SHARE OR PRN  SH/PRN    Investment    Other      Voting
DESCRIPTION                                     ID CUSIP      (*1000)       QUANTITY   PUT/CALL   Discretion    Managers   Authority
------------------------------ ---------------- ----------- ------------- ---------   --------- ------------ ---------- -----------
ACCESS PHARMACEUTICALS INC      COM NEW          00431M209    1,605.00        250,000   SH          DEFINED       N/A        SHARED
ADVANCED MAGNETICS INC          COM              00753P103      289.43         26,193   SH          DEFINED       N/A        SHARED
ADVENTRX PHARMACEUTICALS INC    COM              00764X103    3,237.50      1,541,666   SH          DEFINED       N/A        SHARED
AEROGEN INC                     COM NEW          007779309       16.29          4,500   SH          DEFINED       N/A        SHARED
ALLIANCE PHARMACEUTICAL CP      COM              018773309       17.02         44,801   SH          DEFINED       N/A        SHARED
AMERICAN TECHNOLOGY CORP/DEL    COM NEW          030145205    1,223.74        205,670   SH          DEFINED       N/A        SHARED
ANTARES PHARMA INC              COM              036642106    3,836.98      2,702,100   SH          DEFINED       N/A        SHARED
APHTON CORP                     COM              03759P101       19.58          4,166   SH          DEFINED       N/A        SHARED
ARROWHEAD RESEARCH CORP         COM              042797100      750.00        166,667   SH          DEFINED       N/A        SHARED
AUTODESK INC                    COM              052769106      820.24         26,023   SH          DEFINED       N/A        SHARED
BIOENVISION INC                 COM              09059N100    1,333.01        133,168   SH          DEFINED       N/A        SHARED
BIOSANTE PHARMACEUTICALS INC    COM              09065V203      228.40         55,571   SH          DEFINED       N/A        SHARED
CALLON PETROLEUM CORP           COM              13123X102      261.25         25,000   SH          DEFINED       N/A        SHARED
COLLINS & AIKMAN CORP           COM NEW          194830204      825.00        150,000   SH          DEFINED       N/A        SHARED
CORRIDOR COMMUNICATIONS CORP    COM              220261101      209.74     17,478,326   SH          DEFINED       N/A        SHARED
CRITICAL HOME CARE INC          COM              22674W108      107.92        250,986   SH          DEFINED       N/A        SHARED
CURIS INC                       COM              231269101       65.21         12,965   SH          DEFINED       N/A        SHARED
DELTA PETROLEUM CORP            COM NEW          247907207    2,418.75        225,000   SH          DEFINED       N/A        SHARED
DIOMED HOLDINGS INC             COM              25454R108       58.43        343,726   SH          DEFINED       N/A        SHARED
DOBSON COMMUNICATIONS CORP-A    CL A             256069105    2,399.38        830,234   SH          DEFINED       N/A        SHARED
EMC CORP/MASS                   COM              268648102      108.88          8,000   SH          DEFINED       N/A        SHARED
ENDEAVOR INTERNATIONAL CORP     COM              29259G101      408.00        100,000   SH          DEFINED       N/A        SHARED
ESCALON MEDICAL CORP            COM NEW          296074305    2,261.00        100,000   SH          DEFINED       N/A        SHARED
FIBERNET TELECOM GROUP INC      COM NEW          315653303    3,359.68      2,666,415   SH          DEFINED       N/A        SHARED
GENETRONICS BIOMEDICAL CORP     COM              371916107      410.90        252,088   SH          DEFINED       N/A        SHARED
GLOWPOINT INC                   COM              379887102      776.00        400,000   SH          DEFINED       N/A        SHARED
HOLLINGER INTERNATIONAL INC     CL A             435569108    4,950.00        250,000   SH          DEFINED       N/A        SHARED
IMCOR PHARMACEUTICAL CO         COM              45248E106      572.62        306,212   SH          DEFINED       N/A        SHARED
INTUITIVE SURGICAL INC          COM              46120E602    8,290.00        488,509   SH          DEFINED       N/A        SHARED
KCS ENERGY INC                  COM              482434206    1,187.70        111,000   SH          DEFINED       N/A        SHARED
LEVEL 8 SYSTEMS INC             COM              52729M102      258.17        737,622   SH          DEFINED       N/A        SHARED
MICROISLET INC                  COM              59507Q106    2,153.84        769,230   SH          DEFINED       N/A        SHARED
MIRAVANT MEDICAL TECHNOLOG      COM              604690107       53.19         12,972   SH          DEFINED       N/A        SHARED
MPOWER HOLDING CORP             COM              62473L309      469.82        326,267   SH          DEFINED       N/A        SHARED
NORTH AMERICAN SCIENTIFIC       COM              65715D100       70.00          7,000   SH          DEFINED       N/A        SHARED
NTL INC                         COM              62940M104    1,499.08         25,182   SH          DEFINED       N/A        SHARED
ORACLE CORP                     COM              68389X105    1,291.20        107,600   SH          DEFINED       N/A        SHARED
ORCHID BIOSCIENCES INC          COM              68571P100    3,320.20        332,020   SH          DEFINED       N/A        SHARED
ORTEC INTERNATIONAL INC         COM              68749B405    1,269.93        445,591   SH          DEFINED       N/A        SHARED
ORTHOVITA INC                   COM              68750U102    3,649.73        907,892   SH          DEFINED       N/A        SHARED
PARALLEL PETROLEUM CORP         COM              699157103      988.70        220,692   SH          DEFINED       N/A        SHARED
P-COM INC                       COM NEW          693262206      847.61     14,126,809   SH          DEFINED       N/A        SHARED
PEREGRINE PHARMACEUTICALS       COM              713661106       10.92          4,458   SH          DEFINED       N/A        SHARED
PIONEER NATURAL RESOURCES CO    COM              723787107      807.50         25,000   SH          DEFINED       N/A        SHARED
SAFLINK CORP                    COM              786578302   18,155.33      5,894,589   SH          DEFINED       N/A        SHARED
SATCON TECHNOLOGY CORP          COM              803893106       69.62         26,675   SH          DEFINED       N/A        SHARED
SONTRA MEDICAL CORP             COM              83568W109       16.71          8,438   SH          DEFINED       N/A        SHARED
SPDR TRUST SERIES 1             UNIT SER 1       78462F103      113.10          1,000   SH          DEFINED       N/A        SHARED
SPECTRUM PHARMACEUTICALS INC    COM              84763A108      377.14         45,167   SH          DEFINED       N/A        SHARED
SPEEDCOM WIRELESS CORP          COM              847703105      983.34     24,583,386   SH          DEFINED       N/A        SHARED
SPRINT CORP-PCS GROUP           COM              852061506      552.00         60,000   SH          DEFINED       N/A        SHARED
SSP SOLUTIONS INC               COM              784723108       22.88         13,702   SH          DEFINED       N/A        SHARED
ST JUDE MEDICAL INC             COM              790849103    1,802.50         25,000   SH          DEFINED       N/A        SHARED
SUN HEALTHCARE GROUP INC        COM NEW          866933401      896.85         78,740   SH          DEFINED       N/A        SHARED
TELENETICS CORP                 COM              87943P408      857.66      5,360,380   SH          DEFINED       N/A        SHARED
THE VIALINK CO                  COM              92552Q101    3,003.70     46,210,789   SH          DEFINED       N/A        SHARED
VERTEL CORP                     COM              924907108       53.24      1,183,123   SH          DEFINED       N/A        SHARED

Total                                                        85,641.64    130,698,310
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